GOODWILL AND INTANGIBLE ASSETS, NET - Narrative (Q2) (Details) - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2020
Schedule of Goodwill and Intangible Assets [Line Items]
Decrease in estimated fair value of real estate properties, percentage									14.00%
Impairment of goodwill			$ 33,267,143	$ 0	$ 33,267,143	$ 0	$ 33,267,143
Intangible assets amortization expense	$ 465,595	$ 438,770		925,739	925,989		$ 1,833,054	$ 0
Impairment of intangible assets (excluding goodwill)			$ 1,305,260
Estimated amortization expense, April to December 2021	938,913			938,913
Estimated amortization expense, 2022	1,877,826			1,877,826
Estimated amortization expense, 2023	787,228			787,228
Estimated amortization expense, 2024	$ 709,832			$ 709,832
Investor list, net
Schedule of Goodwill and Intangible Assets [Line Items]
Impairment of intangible assets (excluding goodwill)					$ 1,305,260